DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Operations Information of Discontinued Operations
2021

Revenue:
Services	$440

Cost of revenue:
Services	429

Gross profit (loss)	11

Operating expenses:
Research and development, net	16
Selling and marketing	29
General and administrative	68

113

Operating income (loss)	(102)

Financial expenses (income)	-
Income (loss) on disposal of discontinued operation (1)	529

Net Income (loss)	$427

(1)
During 2020, the Company wrote off total assets of $1.4 million. During 2021 the Company was succeeded to collect and sell some of the account receivable and inventory that were written off in total amount of $529. The final disposal of this activity was finalized in 2021.